Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 5,425	$ 0
Accrued income	2,534	2,024
Prepaid expenses	2,788	518
Other receivables	1,044	151
Total other current assets	$ 11,791	$ 2,693